Leases - Components of Lease Expense Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 117,292	$ 121,608	$ 112,770
Finance lease expense:
Amortization of right-of-use assets	4,295	4,400	1,543
Interest on lease liabilities	733	415	334
Variable lease cost	3,645	3,580	4,449
Total lease expense	$ 125,965	$ 130,003	$ 119,096